Document and Entity Information	Mar. 10, 2023
Cover [Abstract]
Entity Registrant Name	Savara Inc
Amendment Flag	false
Entity Central Index Key	0001160308
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-32157
Entity Tax Identification Number	84-1318182
Entity Address, Address Line One	6836 Bee Cave Road
Entity Address, Address Line Two	Building I
Entity Address, Address Line Three	Suite 205
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	614-1848
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SVRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false